Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Operating Revenue [Abstract]
Gross operating revenue	R$ 181,725	R$ 135,643	R$ 98,433
Revenue deductions:
Cancellations and returns	(1,353)	(1,822)	(1,357)
Taxes on services	(11,387)	(9,276)	(7,212)
Total revenue deductions	(12,740)	(11,098)	(8,569)
Net operating revenue	R$ 168,985	R$ 124,545	R$ 89,864